ISSUED CAPITAL AND RESERVES - Schedule of Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 08, 2025	Jun. 13, 2025	Mar. 07, 2025
Issued Capital and Reserves [Abstract]
Authorized Common Shares (nominal value of US$0.01 per share)	265,430,000			265,430,000	200,000,000	2,000,000,000
Issued shares	230,863,624	206,942,440	206,942,440
Weighted-average shares basic and diluted, recasted	216,117,656	206,942,440	206,942,440
Weighted-average shares diluted, recasted	216,117,656	206,942,440	206,942,440